INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of income tax rate reconciliation
INCOME TAX RATE RECONCILIATION

Year ended December 31,	2018	2017	2016
(millions of Canadian dollars)
Earnings before income taxes	3,570	569	2,451
Canadian federal statutory income tax rate	15%	15%	15%
Expected federal taxes at statutory rate	536	85	368
Increase/(decrease) resulting from:
Provincial and state income taxes[1]	(24)	133	34
Foreign and other statutory rate differentials	94	(601)	(56)
Impact of United States tax reform[2]	(2)	(2,045)	—
Effects of rate-regulated accounting	(163)	(189)	(116)
Foreign allowable interest deductions	(134)	(124)	(107)
Part VI.1 tax, net of federal Part I deduction	76	68	56
Impairment of goodwill[3]	192	15	—
Intercompany sale of investment[4]	—	—	6
United States BEAT tax	43	—	—
Non-taxable portion of gain/(loss) on sale of investment to unrelated party[5]	31	—	(61)
Valuation allowance[6]	(172)	(17)	22
Intercorporate investments[7]	(149)	77	—
Noncontrolling interests	(47)	(80)	(15)
Other	(44)	(19)	11
Income tax (recovery)/expense	237	(2,697)	142
Effective income tax rate	6.6%	(474.0)%	5.8%

1
The change in provincial and state income taxes from 2017 to 2018 reflects the increase in earnings from the Canadian operations, the impact of the US tax reform on state income tax expense, and the impact of changes to the unitary state income tax rate in 2018.

2
The amount was due to the enactment of the TCJA by the United States on December 22, 2017, which included a reduction in the federal corporate income tax rate from 35% to 21% effective for taxation years beginning after December 31, 2017.

3	The amount relates to the federal component for the tax effect of impairment of goodwill.

4
In November 2016, certain assets were sold to entities under common control. The intercompany gains realized on these transfers were eliminated. However, because these transactions involved the sale of partnership units, tax consequences were recognized in earnings.

5
The amount represents the federal component of the non-taxable portion of the gain on the sales of the Canadian Natural Gas Gathering and Processing Businesses in 2018 and the South Prairie Region assets in 2016 to unrelated parties.

6
The increase from 2017 to 2018 is due to the federal component of the tax effect of a valuation allowance on the deferred tax assets related to an outside basis temporary difference that, in 2018, was now more likely than not to be realized.

7
The amount relates to the federal component of changes in assertions regarding the manner of recovery of intercorporate investments such that deferred tax related to outside basis temporary differences was required to be recorded for Renewable Assets in 2018 and for EIPLP in 2017.

Schedule of components of pretax earnings and income taxes
COMPONENTS OF PRETAX EARNINGS AND INCOME TAXES

Year ended December 31,	2018	2017	2016
(millions of Canadian dollars)
Earnings/(loss) before income taxes
Canada	118	2,200	2,034
United States	2,582	(2,431)	(333)
Other	870	800	750
	3,570	569	2,451
Current income taxes
Canada	311	129	74
United States	66	46	21
Other	8	5	4
	385	180	99
Deferred income taxes
Canada	(598)	299	188
United States	439	(3,160)	(151)
Other	11	(16)	6
	(148)	(2,877)	43
Income tax (recovery)/expense	237	(2,697)	142

Schedule of major components of deferred income tax assets and liabilities
Major components of deferred income tax assets and liabilities are as follows:

December 31,	2018	2017
(millions of Canadian dollars)
Deferred income tax liabilities
Property, plant and equipment	(7,018)	(4,089)
Investments	(4,441)	(6,596)
Regulatory assets	(756)	(977)
Other	(192)	(50)
Total deferred income tax liabilities	(12,407)	(11,712)
Deferred income tax assets
Financial instruments	1,103	697
Pension and OPEB plans	181	258
Loss carryforwards	1,820	1,781
Other	1,274	1,057
Total deferred income tax assets	4,378	3,793
Less valuation allowance	(51)	(286)
Total deferred income tax assets, net	4,327	3,507
Net deferred income tax liabilities	(8,080)	(8,205)
Presented as follows:
Total deferred income tax assets	1,374	1,090
Total deferred income tax liabilities	(9,454)	(9,295)
Net deferred income tax liabilities	(8,080)	(8,205)

Schedule of unrecognized tax benefits
UNRECOGNIZED TAX BENEFITS

Year ended December 31,	2018	2017
(millions of Canadian dollars)
Unrecognized tax benefits at beginning of year	150	84
Gross increases for tax positions of current year	2	15
Gross increases for tax positions of prior year	—	65
Gross decreases for tax positions of prior year	(12)	—
Change in translation of foreign currency	3	(2)
Lapses of statute of limitations	(3)	(8)
Settlements	(1)	(4)
Unrecognized tax benefits at end of year	139	150